united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Andrew Rogers

Gemini Fund Services, LLC., 80 Arkay Dr Suite 110., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 5/31

Date of reporting period: 2/28/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2017

Principal Amount ($) *		Coupon Rate (%)	Maturity	Value ($)
	BONDS & NOTES - 74.1%
	BANKS - 21.2%
2,000,000	Banco Bradesco	5.9000	1/16/2021	2,135,000
1,000,000	Banco Do Brasil	5.8750	1/26/2022	1,045,000
1,000,000	Banco Nac de Deden Econo	6.3690	6/16/2018	1,053,700
1,000,000	Bank of America Corp. (a)	8.0000	7/29/2019	1,036,250
5,000,000	Bank of America Corp. (a)	8.1250	12/29/2049	5,248,750
3,500,000	Bank of New York Mellon Corp. (a)	4.6250	Perpetual	3,416,875
1,000,000	Caixs Economica Federal	2.3750	11/6/2017	1,002,000
1,000,000	Caixs Economica Federal	4.2500	5/13/2019	1,020,500
6,100,000	Citigroup,Inc. (a)	5.8750	12/29/2049	6,344,000
3,000,000	Fifth Third Bancorp (a)	5.1000	Perpetual	2,955,000
3,000,000	Goldman Sachs Group, Inc. (a)	5.7000	Perpetual	3,112,500
3,053,000	ING Capital Funding Trust III (a)	4.5979	Perpetual	3,060,632
1,000,000	Itau Unibanco Holdings	2.8500	5/26/2018	1,006,450
1,000,000	Itau Unibanco Holdings	6.2000	4/15/2020	1,074,200
1,000,000	Itau Unibanco Holdings	5.7500	1/22/2021	1,064,300
1,000,000	JP Morgan Chase & Co.	2.7500	Perpetual	1,018,102
5,300,000	JP Morgan Chase & Co.	7.9000	6/23/2020	5,518,625
2,000,000	JP Morgan Chase & Co. (a)	5.1500	Perpetual	2,010,400
1,660,000	KeyCorp.	2.9000	9/15/2020	1,692,108
3,000,000	KeyCorp.	5.0000	Perpetual	2,977,500
4,000,000	Morgan Stanley (a)	5.4500	7/29/2049	4,108,168
2,000,000	Northern Trust Corp. (a)	4.6000	Perpetual	1,975,000
				53,875,060
	BEVERAGES - 0.2%
500,000	Coca-Cola Co.	1.8750	10/27/2020	500,499

	BIOTECHNOLOGY - 0.8%
2,000,000	Gilead Sciences, Inc.	2.5500	9/1/2020	2,021,432

	COMMERCIAL SERVICES - 0.4%
1,080,000	Hertz Corp.	6.7500	4/15/2019	1,082,700

	DIVERSIFIED FINANCIAL SERVICES - 5.6%
2,655,000	Cantor Fitzgerald LP (b)	7.8750	10/15/2019	2,932,311
2,500,000	Charles Schwab Corp. (b)	4.6250	3/1/2022	2,465,510
6,620,000	International Lease Finance Corp.	8.7500	3/15/2017	6,635,790
2,000,000	Jefferies Group LLC	6.8750	4/15/2021	2,276,116
				14,309,727
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.8%
2,000,000	Centrais Eletricas Brasileiras SA	6.8750	7/30/2019	2,139,000

	HEALTHCARE - PRODUCTS - 0.8%
2,000,000	Abbott Laboratories	2.0000	3/15/2020	1,986,383

	HEALTHCARE - SERVICES - 1.5%
2,000,000	HCA,Inc.	6.5000	2/15/2020	2,200,580
1,700,000	UnitedHealth Group, Inc.	1.9000	7/16/2018	1,711,731
				3,912,311
	INSURANCE - 1.4%
2,000,000	Genworth Holdings, Inc. (a)	3.0415	Perpetual	935,380
3,000,000	XLIT Ltd. (a)	6.5000	Perpetual	2,535,000
				3,470,380
	INVESTMENT COMPANY - 2.0%
5,004,000	Ares Capital Corp.	4.7500	1/15/2018	5,132,228

	MINING - 0.8%
2,000,000	Glencore Finance Canada Ltd. (b)	2.7000	10/25/2017	2,012,581

	OIL & GAS - 2.6%
2,000,000	Marathon Oil Corp.	5.9000	3/15/2018	2,081,815
600,000	Pioneer Natural Resources Co.	3.9500	7/15/2022	627,459
700,000	Southwestern Energy Co.	4.1000	3/15/2022	626,500
3,000,000	Transocean, Inc. (b)	9.0000	7/15/2023	3,247,500
				6,583,274

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2017

Principal Amount ($) *		Coupon Rate (%)	Maturity	Value ($)
	OTHER ABS - 29.4%
965,000	ALM 2014-14A A2 (a,b)	3.1390	7/28/2026	966,395
1,965,000	AMMC 2014-14A A1L (a,b)	2.4879	7/27/2026	1,965,354
1,465,000	Anchorage Capital CLO 6 Ltd. (a,b)	3.8732	4/15/2027	1,476,775
965,000	Apidos CLO XVI 2013-16A B (a,b)	3.8248	1/19/2025	968,895
965,000	Avery Point II CLO 2013-1A C Ltd. (a,b)	3.7732	7/17/2025	965,929
965,000	Babson CLO Ltd 2013-IIA A2 (a,b)	2.7737	1/18/2025	965,964
2,000,000	Babson CLO Ltd 2013-IIA B1 (a,b)	3.6737	1/18/2025	2,002,497
1,965,000	Babson CLO Ltd 2015-II (a,b)	3.7801	7/20/2027	1,971,999
2,500,000	Bluemountain CLO III 2007-3A Ltd. (a,b)	2.3932	3/17/2021	2,510,564
965,000	BlueMountain CLO 2013-2 Ltd. (a,b)	3.6912	1/22/2025	966,824
1,965,000	Bluemountain 2013-4A C (a,b)	3.6732	4/15/2025	1,977,328
2,465,000	BlueMountain CLO 2014-3 Ltd. (a,b)	3.1732	10/15/2026	2,469,796
3,000,000	Callidus Debt Partners CLO Fund VI Ltd. 2006-1A E (a,b)	4.0412	10/23/2021	3,022,585
2,500,000	Canaras Summit CLO Ltd. 2007-1AD (a,b)	3.2432	6/19/2021	2,502,517
965,000	Cent CLO 2013-18A C1 Ltd. (a,b)	3.5612	7/23/2025	965,803
4,500,000	CIFC Funding Ltd. 2006-2A B1L Ltd. (a,b)	2.5307	3/1/2021	4,499,105
4,814,852	CIFC Funding Ltd. 2006-2A B2L Ltd. (a,b)	4.9307	3/1/2021	4,816,117
965,000	CIFC Funding Ltd. 2013-1A A1 (a,b)	2.1732	4/16/2025	966,397
965,000	CIFC Funding 2015-2A C Ltd. (a,b)	4.0232	4/15/2027	965,297
2,465,000	Dryden 45 Senior Loan Fund (a,b)	2.8218	7/15/2027	2,471,033
2,500,000	Galaxy XVI CLO Ltd. (a,b)	3.6373	11/16/2025	2,471,143
965,000	GoldenTree Loan Opportunities VII Ltd. (a,b)	2.1879	4/25/2025	965,805
2,040,000	Hillmark Funding Ltd. 2006-1AB (a.b)	1.7523	5/21/2021	1,988,927
1,500,000	Jamestown CLO III Ltd. (a,b)	2.9732	1/15/2026	1,495,671
965,000	LCM Ltd. Partnerships (a,b)	2.5232	7/15/2026	968,393
1,965,000	Madison Park Funding XIV Ltd. 2014-14AB (a,b)	3.1801	7/20/2026	1,968,149
3,465,000	Marea CLO 2012-1 Ltd. (a,b)	3.7732	10/15/2023	3,469,337
965,000	Nomad CLO 2013-1A B Ltd. (a,b)	3.9732	1/15/2025	969,880
965,000	Octagon Investment Partners XVII Ltd. (a,b)	3.8379	10/25/2025	966,194
3,255,000	OHA Credit Partners VIII Ltd. 2013-8A A (a,b)	2.1501	4/20/2025	3,259,055
1,965,000	OHA Credit Partners VIII Ltd. 2013-8A C (a,b)	3.7301	4/20/2025	1,975,112
1,965,000	OZLM XII Ltd. (a,b)	3.0390	4/30/2027	1,970,771
500,000	Sound Point CLO VI Ltd. (a,b)	3.9601	4/20/2027	501,900
1,965,000	Symphony CLO XI Ltd. (a,b)	2.3232	1/17/2025	1,968,469
715,000	Venture XVIII CLO Ltd. 2013-14A C (a,b)	3.8040	10/15/2026	716,786
4,965,000	Venture XIV CLO Ltd. 2014-18A A (a,b)	2.4732	8/28/2025	4,967,226
2,965,000	Voya CLO 2012-3 Ltd. (a,b)	3.9732	10/15/2022	2,972,411
1,965,000	Voya CLO 2015-1 Ltd. (a,b)	3.1237	4/18/2027	1,978,137
				74,990,540
	PHARMACEUTICALS - 0.8%
2,000,000	AbbVie, Inc.	2.5000	5/14/2020	2,013,237

	PIPELINES - 2.2%
3,000,000	Energy Transfer Partners LP	9.7000	3/15/2019	3,432,591
2,000,000	Targa Resources Partners LP	4.1250	11/15/2019	2,045,000
				5,477,591
	RETAIL - 2.8%
2,000,000	Best Buy Co., Inc.	5.0000	8/1/2018	2,086,494
2,000,000	Costco Wholesale Corp.	1.7000	12/15/2019	2,003,698
1,000,000	Dollar General Corp.	4.1250	7/15/2017	1,010,171
2,000,000	Target Corp.	3.8750	7/15/2020	2,118,255
				7,218,618
	SEMICONDUCTORS - 0.8%
2,000,000	Intel Corp.	2.4500	7/29/2020	2,037,018

	TOTAL BONDS & NOTES (Cost - $186,708,531)			188,762,579

	CONVERTIBLE BONDS - 5.9%
	BIOTECHNOLOGY - 0.6%
1,500,000	Intercept Pharmaceuticals, Inc.	3.2500	71/2023	1,489,687

	INVESTMENT FIRMS - 1.9%
5,000,000	Ares Capital Corp. (b)	3.8801	4/20/2023	4,828,202

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2017

Principal Amount ($) *			Coupon Rate (%)	Maturity	Value ($)
		REITS - 1.6%
4,000,000		IAS Operating Partnership LP (b)	5.0000	3/15/2018	4,055,000

		OIL & GAS - 1.2%
3,400,000		Whiting Petroleum Corp.	1.2500	4/1/2020	3,038,750

		PHARMACEUTICALS - 0.6%
2,000,000		Impax Laboratories, Inc.	2.0000	6/15/2022	1,635,000

		TOTAL CONVERTIBLE BONDS (Cost - $14,818,624)			15,046,639
Shares			Dividend Rate (%)
		PREFERRED STOCKS - 1.4%
		AUCTION RATE PREFERRED STOCKS - 0.4%
27		Eaton Vance Senior Floating-Rate Trust (c,d,e)	0.7370	Perpetual	641,250
18		Eaton Vance Senior Floating-Rate Trust (c,d,e)	0.7370	Perpetual	427,500
					1,068,750
		DIVERSIFIED FINANCIAL SERVICES - 0.1%
10,000		Legg Mason, Inc.	5.4500	9/15/2056	234,225

		OIL & GAS - 0.4%
47,250		Southwestern Energy Co.	6.2500	1/15/2018	908,618

		PHARMACEUTICALS - 0.5%
2,250		Teva Pharmaceutical Industries Ltd.	7.0000	12/15/2018	1,428,750

		TOTAL PREFERRED STOCKS (Cost - $3,793,615)			3,640,343

Principal Amount ($) *			Coupon Rate (%)
		U.S. GOVERNMENT & AGENCY - 3.7%
		U.S. TREASURY OBLIGATIONS - 3.7%
2,000,000		United States Treasury Bond	3.0000	2/15/2047	2,012,813
7,500,000		United States Treasury Note	2.2500	2/15/2027	7,428,664
		TOTAL U.S. GOVERNMENT & AGENCY (Cost - $9,393,769)			9,441,477

		OPEN ENDED MUTUAL FUND - 0.3%
Shares		REAL ESTATE FUND - 0.3%
41,118		Cole Real Estate Income Strategy Daily NAV, Inc. (Cost - $750,000)			743,010

		SHORT - TERM INVESTMENT - 14.0%
		MONEY MARKET FUND - 14.0%
35,555,884		Federated Treasury Obligations Fund 0.23% (a) (Cost - $35,555,884)			35,555,884

		TOTAL INVESTMENTS - 99.4% (Cost - $251,020,423) (f)			$ 253,189,932
		OTHER ASSETS LESS LIABILITIES- 0.6%			1,500,398
		NET ASSETS - 100.0%			$ 254,690,330

		ABS - Asset Backed Security	CLO - Collateralized Loan Obligation
		REIT - Real Estate Investment Trust	CDO - Collateralized Debt Obligation
		Perpetual - Perpetual bonds are fixed income instruments without defined maturity dates.
	*	Principal is in US Dollar unless otherwise noted.
	(a)	Variable rate security; the rate shown represents the rate at February 28, 2017.
	(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in
		transactions exempt from registration to qualified institutional buyers. At February 28, 2017, these securities amounted
		to $92,066,135 or 36.1 % of net assets.
	(c)	The value of this security has been determined in good faith under the polices of the Board of Trustees.
	(d)	The Advisor or Trustees have determined these securities to be illiquid. At February 28, 2017, these securities amounted to $1,068,750 or 0.4 % of net assets.
	(e)	Rate shown represents the dividend rate as of February 28, 2017.
	(f)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $251,236,284 and
		differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:			$ 3,148,581
	Unrealized Depreciation:				(1,194,933)
		Net Unrealized Appreciation:			$ 1,953,648

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2017

Principal Amount ($) *		Coupon Rate (%)	Maturity	Value ($)
	BONDS & NOTES - 56.4%
	ASSET BACKED - 4.0%
666,667	OnDeck Capital, Inc. (a,b) +	7.0000	4/30/2017	687,179
1,250,000	OnDeck Capital, Inc. (a,b) +	6.0000	8/15/2017	1,291,484
				1,978,663
	BANKS - 25.4%
1,500,000	Bank of New York Mellon Corp.	4.6250	Perpetual	1,464,375
1,000,000	Citigroup	5.8750	Perpetual	1,040,000
1,000,000	Fifth Third Bancorp.	5.1000	Perpetual	985,000
1,000,000	Goldman Sachs Group, Inc.	5.7000	Perpetual	1,037,500
750,000	ING Capital Funding Trust III	4.5979	Perpetual	751,875
1,000,000	JPMorgan Chase & Co.	5.1500	Perpetual	1,005,200
1,000,000	JPMorgan Chase & Co.	7.9000	Perpetual	1,041,250
1,000,000	KeyCorp.	5.0000	Perpetual	992,500
1,000,000	Morgan Stanley	5.4500	Perpetual	1,027,042
1,000,000	Northern Trust Corp.	4.6000	Perpetual	987,500
2,000,000	VTB Bank	9.5000	Perpetual	2,260,920
				12,593,162
	DIVERSIFIED FINANCIAL SERVICES - 3.0%
1,500,000	Charles Schwab Corp.	4.6250	Perpetual	1,479,306

	INSURANCE - 6.2%
2,000,000	Genworth Holdings, Inc. - Class A (b)	3.0415	11/15/2066	935,380
2,500,000	XLIT Ltd. (b)	6.5000	10/29/2049	2,112,500
				3,047,880
	OIL & GAS - 6.9%
1,000,000	Petrobras International Finance Co.	5.3750	1/27/2021	1,013,750
300,000	Southwest Energy Co.	4.1000	3/15/2021	268,500
2,000,000	Transocean, Inc.	7.5000	4/15/2031	2,111,200
				3,393,450
	OTHER ABS - 10.9%
500,000	Avery Point II CLO 2013-2A C Ltd.	3.7732	7/17/2025	500,482
525,000	BlueMountain CLO 2013-2A C Ltd.	3.6912	1/22/2025	525,992
2,500,000	Cavalry CLO V Ltd. 2014-5A D (b,c)	4.5232	1/16/2024	2,521,699
500,000	Dryden Senior Loan Funding (b,c)	3.7390	8/15/2025	498,386
750,000	Nomad CLO Ltd. (b,c)	3.9732	1/15/2025	753,793
600,000	Octagon Investment Partners XVII Ltd. (b,c)	3.8379	10/25/2025	600,742
				5,401,094

	TOTAL BONDS & NOTES (Cost - $27,610,616)			27,893,555

	CONVERTIBLE BOND - 5.5%
	BIOTECHNOLOGY - 1.0%
500,000	Intercept Pharmaceuticals, Inc.	3.2500	7/1/2023	496,562

	OIL & GAS - 2.9%
1,600,000	Whiting Petroleum Corp.	1.2500	4/1/2020	1,430,000

	PHARMACEUTICALS - 1.6%
1,000,000	Impax Laboratories, Inc.	2.0000	6/15/2022	817,500

	TOTAL CONVERTIBLE BONDS (Cost - $2,622,625)			2,744,062

	PREFERRED STOCK - 1.9%
	OIL & GAS - 0.9%
22,750	Southwestern Energy Co.	6.2500	1/15/2028	437,483

	PHARMACEUTICALS - 1.0%
750	Teva Pharmaceutical Industries Ltd.	7.0000	12/15/2018	476,250

	TOTAL PREFERRED STOCK (Cost - $954,185)			913,733

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2017

Principal Amount ($) *		Coupon Rate (%)	Maturity	Value ($)
U.S. GOVERNMENT & AGENCY - 9.0%
U.S. TREASURY OBLIGATIONS - 9.0%
1,000,000	United States Treasury Bond	3.0000	2/15/2047	1,006,406
3,500,000	United States Treasury Note	2.2500	2/15/2027	3,466,710
	TOTAL U.S. TREASURY OBLIGATIONS ( Cost - $4,449,919)			4,473,116

Shares	SHORT-TERM INVESTMENTS - 27.8%
MONEY MARKET FUND - 27.8%
13,778,293	Federated Treasury Obligations Fund 0.23% (b)
	(Cost - $13,778,293)			13,778,293

	TOTAL INVESTMENTS - 100.6% (Cost - $49,415,638) (d)			$ 49,802,759
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6) %			(306,302)
	NET ASSETS - 100.0%			$ 49,496,457

ABS - Asset Backed Securities
CLO - Collateralized Loan Obligation
Perpetual - Perpetual bonds are fixed income instruments without defined maturity dates.
*	Principal is in US Dollar unless otherwise noted.
+	The value of this security has been determined in good faith under the policies of the Board of Trustees.
(a)	The Advisor or Trustees have determined these securities to be illiquid at February 28, 2017, these securities amounted to $1,978,663 or 4.0% of net assets.
(b)	Variable rate security; the rate shown represents the rate at February 28, 2017.
(c)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At February 28, 2017, these securities amounted to $5,401,094 or 10.1% of net assets.
(d)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $49,424,518 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:			$ 1,410,886
		Unrealized Depreciation:		(1,032,645)
		Net Unrealized Appreciation:		$ 378,241

Leader Floating Rate Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2017

Principal Amount ($) *		Coupon Rate (%)	Maturity	Value ($)
	BONDS & NOTES - 93.8%
	ASSET BACKED - 93.8%
35,000	ALM XIV 2014- 14 A A2 Ltd. (a,b)	3.1390	7/28/2026	35,051
35,000	AMMC CLO XIV 2014-14A A1L Ltd. (a,b)	2.4879	7/27/2026	35,006
35,000	Anchorage Capital CLO 2015-6A C Ltd. (a,b)	3.8732	4/15/2027	35,281
35,000	Apidos CLO XVI 2013-16A B (a,b)	3.8248	1/19/2025	35,141
35,000	Avery Point II CLO 2013-2A-C Ltd. (a,b)	3.7732	7/17/2025	35,034
35,000	Babson CLO 2013-IIA A2 Ltd. (a,b)	2.7737	1/18/2025	35,035
35,000	Babson CLO 2015-IIA C Ltd. (a,b)	3.7801	7/20/2027	35,125
35,000	BlueMountain CLO 2013-2A C Ltd. (a,b)	3.6912	1/22/2025	35,066
35,000	BlueMountain CLO 2013-4A C Ltd. (a,b)	3.6732	4/15/2025	35,220
35,000	BlueMountain CLO 2014-3A A2 Ltd. (a,b)	3.1732	10/15/2026	35,068
35,000	Cent CLO 2013-18A C1 Ltd. (a,b)	3.5612	7/23/2025	35,029
35000	CIFC Funding 2013-1A Ltd. (a,b)	2.17317	4/16/2025	35,051
35,000	CIFC Funding 2015-2A C Ltd. (a,b)	4.0232	4/15/2027	35,011
35,000	Dryden 45 Senior Loan Fund 2016 -45A B (a,b)	2.8218	7/15/2027	35,086
35,000	GoldenTree Loan Opportunities VII 2013-7A A Ltd. (a,b)	2.1879	4/25/2025	35,029
35000	LCM XVI LP 16A A (a,b)	2.52317	7/15/2026	35,123
35000	Madison Park Funding XIV 2014 - 14A B Ltd. (a,b)	3.18011	7/20/2026	35,056
35,000	Marea CLO Ltd. 2012-1A (a,b)	3.7732	10/15/2023	35,044
35000	Nomad CLO Ltd. 2013-1A B (a,b)	3.97317	1/15/2025	35,177
35000	Octagon Investment Partners XVII Ltd. 2013-1A C (a,b)	3.83789	10/25/2025	35,043
35,000	OHA Credit Partners VIII Ltd. 2013 8A A (a,b)	2.1501	4/20/2025	35,044
35,000	OHA Credit Partners VIII Ltd. 2013-8A C (a,b)	3.7301	4/20/2025	35,180
35,000	OZLM XII Ltd. 2015-12A A2 (a,b)	3.0390	4/30/2027	35,103
35,000	Symphony CLO XI Ltd. 2013-11A A (a,b)	2.3232	1/17/2025	35,062
35,000	Venture XIV CLO Ltd. 2013-14A C (a,b)	3.8040	8/28/2025	35,087
35,000	Venture XVIII CLO Ltd. 2014-18A A (a,b)	2.4732	10/15/2026	35,016
35,000	Voya CLO 2012-3 Ltd. 2012-3A CR (a,b)	3.9732	10/15/2022	35,087
35000	Voya CLO 2015-1 Ltd. 2015-1A A2 (a,b)	3.12372	4/18/2027	35,234
	TOTAL ASSET BACKED SECURITIES ( Cost - $981,090)			982,489

Shares	SHORT-TERM INVESTMENTS - 4.5%
	MONEY MARKET FUND - 4.5%
47,463	Federated Treasury Obligations Fund 0.23% (a)
	(Cost - $47,463)			47,463

	TOTAL INVESTMENTS - 98.3% (Cost - $1,028,553) (c)			$ 1,029,952
	OTHER ASSETS LESS LIABILITIES - 1.7%			17,339
	NET ASSETS - 100.0%			$ 1,047,291

	CLO - Collateralized Loan Obligation
*	Principal is in US dollars unless otherwise noted.
(a)	Floating rate security; the rate shown represents the rate at February 28, 2017.
(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in
	transactions exempt from registration to qualified institutional buyers. At February 28, 2017, these securities
	amounted to $982,489 or 93.8% of net assets.
(c)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,028,553
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
			Unrealized Appreciation:	$ 1,638
			Unrealized Depreciation:	(239)
			Net Unrealized Appreciation:	$ 1,399

Leader Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2017

The following is a summary of significant accounting policies followed by the Funds in preparation of its portfolio of investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange (“NYSE”) close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" Procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialistat a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quareterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that each Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Leader Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2017
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2017 for each Fund’s assets and liabilities at fair value.

Leader Short Term Bond Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Bonds & Notes	$ -	$ 188,762,579	$ -	$ 188,762,579
Convertible Bonds	-	15,046,639	-	15,046,639
Preferred Stock	2,571,593	1,068,750	-	3,640,343
U.S. Government Agency	9,441,477	-	-	9,441,477
Open Ended Mutual Fund	743,010	-	-	743,010
Short-Term Investments	35,555,884	-	-	35,555,884
Total Investments	$ 48,311,964	$ 204,877,968	$ -	$ 253,189,932

Leader Total Return Fund

Assets *	Level 1	Level 2	Level 3	Total
Investments
Bonds & Notes	$ -	$ 27,893,555	$ -	$ 27,893,555
Convertible Bonds	-	2,744,062	-	2,744,062
U.S. Government & Agency	4,473,116	-	-	4,473,116
Preferred Stock	913,733	-	-	913,733
Short-Term Investments	13,778,293	-	-	13,778,293
Total Investments	$ 19,165,142	$ 30,637,617	$ -	$ 49,802,759

Leader Floating Rate Fund

Assets *	Level 1	Level 2	Level 3	Total
Investments
Bonds & Notes	$ -	$ 982,489	$ -	$ 982,489
Short-Term Investments	47,463	-	-	47,463
Total Investments	$ 47,463	$ 982,489	$ -	$ 1,029,952
* Refer to the Portfolio of Investments for industry classification.
The Funds did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Underlying Investment in Other Investment Companies - Leader Total Return Fund currently invests a portion of its assets in Federated Treasury obligations Fund. The Leader Total Return Fund may redeem its investment from Federated Treasury obligations Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Leader Total Return Fund may be directly affected by the performance of the Federated Treasury Obligations Fund. The financial statements of the Federated Treasury Obligations Fund, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of February 28, 2017 the percentage of the Leader Total Return Fund’s net assets invested in the Federated Treasury Obligations Fund was 27.8%.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, President/Principal Executive Officer

Date 4/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, President/Principal Executive Officer

Date 4/28/2017

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer/Principal Financial Officer

Date 4/28/2017